Other Expenses	12 Months Ended
Dec. 31, 2017
Others Expenses [Abstract]
Other Expenses

Note 16 – Other Expenses

During 2017 the Company recorded an amount of USD 1,029 thousand in its financial statements under Other Expenses, with regards to rights granted to Taoz as part of the Company’s settlement with Taoz, regarding the acquisition of TyrNovo. See also Note 12.